NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2021
Notes To Consolidated Statements Of Cash Flows
Schedule of Changes in Liabilities Arising

Year Ended December 31, 2020	Interest-bearing loans and borrowings	Due to related companies	Due to the Shareholder	Lease liabilities
(As adjusted)	CNY	CNY	CNY	CNY

As of January 1, 2020	33,377	75,306	7,097	1,238
Changes from financing cash flows	50,000	4,082	462	(1,849)
New leases	—	—	—	4,081
Foreign exchange movement	—	—	(410)	—
Interest expenses and dividends declared	(3,377)	—	—	80
Other changes	—	71	—	—

As of December 31, 2020	80,000	79,459	7,149	3,550

Year Ended December 31, 2021	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	CNY	CNY	CNY	CNY	CNY

As of January 1, 2021 (As adjusted)	83,979	—	79,459	7,149	3,550
Changes from financing cash flows	(3,000)	(4,900)	49,788	(7,149)	(1,613)
New leases	—	—	—	—	102
Interest expenses and dividends declared	(3,979)	9,948	—	—	150
Other changes	—	—	(123,537)	14,050	—

As of December 31, 2021	77,000	5,048	5,710	14,050	2,189

Year Ended December 31, 2021	Interest-bearing loans and borrowings	Dividends payable	Due to related companies	Due to the Shareholder	Lease liabilities
	US$	US$	US$	US$	US$

As of January 1, 2021 (As adjusted)	13,213	—	12,502	1,125	559
Changes from financing cash flows	(472)	(771)	7,833	(1,125)	(254)
New leases	—	—	—	—	16
Interest expenses and dividends declared	(626)	1,565	—	—	24
Other changes	—	—	(19,437)	2,211	—

As of December 31, 2021	12,115	794	898	2,211	345

Schedule of Cash Outflow for Leases

	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Within operating activities	(406)	(511)	(80)
Within financing activities	(1,849)	(1,613)	(254)
	(2,255)	(2,124)	(334)